Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Yatsen Holding Limited
Entity Central Index Key	0001819580
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-39703
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building No. 35, Art Port International Creation Center
Entity Address, Address Line Two	No. 2519 Xingang East Road, Haizhu District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510330
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Guangzhou, the People’s Republic of China
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Building No. 35, Art Port International Creation Center,
Entity Address, Address Line Two	No. 2519 Xingang East Road, Haizhu District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510330
Contact Personnel Name	Donghao Yang
City Area Code	+86
Local Phone Number	20-3837 3543
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,030,600,883
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	666,572,880
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four Class A ordinary shares, par value US$0.00001 per share
Trading Symbol	YSG
Security Exchange Name	NYSE